Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (93.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (6.6%)
CenturyLink, Inc.	219,984	2,638
Fox Corp. *	111,653	4,051
Omnicom Group, Inc.	61,625	4,498

Total		11,187

Consumer Discretionary (15.0%)
Dollar General Corp.	55,050	6,567
Dollar Tree, Inc. *	59,250	6,224
eBay, Inc.	173,775	6,454
The TJX Cos., Inc.	112,000	5,959

Total		25,204

Consumer Staples (10.2%)
Nestle SA, ADR	63,725	6,074
PepsiCo, Inc.	46,760	5,731
Unilever PLC, ADR	94,740	5,468

Total		17,273

Energy (2.5%)
Schlumberger, Ltd.	97,700	4,257

Total		4,257

Financials (15.7%)
The Bank of New York Mellon Corp.	98,575	4,971
Berkshire Hathaway, Inc. - Class B *	42,250	8,488
Chubb, Ltd.	34,055	4,770

Common Stocks (93.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
Franklin Resources, Inc.	54,950	1,821
JPMorgan Chase & Co.	63,175	6,395

Total		26,445

Health Care (13.3%)
Cerner Corp. *	88,060	5,038
Quest Diagnostics, Inc.	57,205	5,144
Smith & Nephew PLC, ADR	114,300	4,585
UnitedHealth Group, Inc.	30,605	7,567

Total		22,334

Industrials (16.7%)
Expeditors International of Washington, Inc.	65,575	4,977
Honeywell International, Inc.	49,025	7,791
Masco Corp.	167,020	6,566
PACCAR, Inc.	57,350	3,908
Stanley Black & Decker, Inc.	35,875	4,885

Total		28,127

Information Technology (8.5%)
Accenture PLC - Class A	36,855	6,487
Oracle Corp.	80,000	4,297
TE Connectivity, Ltd.	44,670	3,607

Total		14,391

Common Stocks (93.8%)	Shares/ Par +	Value $ (000’s)
Materials (5.3%)
Nutrien, Ltd.	95,000	5,012
PPG Industries, Inc.	34,355	3,878

Total		8,890

Total Common Stocks (Cost: $127,025)		158,108

Short-Term Investments (6.2%)
Money Market Funds (6.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390% #	10,485,053	10,485

Total		10,485

Total Short-Term Investments (Cost: $10,485)		10,485

Total Investments (100.0%) (Cost: $137,510)@		168,593

Other Assets, Less Liabilities (0.0%)		82

Net Assets (100.0%)		168,675

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $137,510 and the net unrealized appreciation of investments based on that cost was $31,083 which is comprised of $38,475 aggregate gross unrealized appreciation and $7,392 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Blend Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$158,108	$—	$—
Short-Term Investments	10,485	—	—

Total Assets:	$168,593	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand